INCOME STATEMENT DETAILS (Schedule of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 103	₪ 81	₪ 102
Advertising and marketing	41	42	44
Selling commissions, net	32	31	28
Depreciation and amortization	132	123	106
Operating lease, rent and overhead expense	2	2	4
Others	13	12	17
Total selling and marketing expenses	₪ 323	₪ 291	₪ 301